SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2021
SHARE BASED PAYMENTS
SHARE BASED PAYMENTS

12.          SHARE BASED PAYMENTS

2012 Share incentive plan

In 2012 the Group created the 2012 Share Incentive Plan (the “Plan”) which provides for 6,000,000 ordinary shares options to be granted to employees and directors. Share options under this Plan may vest over a service period, performance condition or market condition, as specified in each award. Share options expire 5 years from the grant date.

The following summary of stock option activities for the year ended December 31, 2021:

Outstanding Options
		Weighted		Weighted
		average	Weighted	average
		exercise	average	remaining	Aggregate
	Number of	price	grant-date	contractual	intrinsic
	options	per option	fair value	terms	value
Outstanding as of January 1, 2022	6,540,000	$0.44	$0.35	2.53	$—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Expired	—	—	—	—	—

Outstanding as of December 31, 2022	6,540,000	$0.44	$0.35	1.53	$—
Options vested and expected to vest as of December 31, 2022	6,540,000	$0.44	$0.35	1.53	$—

Options exercisable as of December 31, 2022	4,152,490	$0.53	$0.53	1.20	$—

The total intrinsic value of options exercised during the years ended December 31, 2019, 2020 and 2021 were all nil. The Group recorded share-based compensation of $161, $186 and $186 for the years ended December 31, 2019, 2020 and 2021, respectively. There was $251 of total unrecognized compensation expense related to unvested share options granted as of December 31, 2021, which is expected to be recognized over a weighted-average period 0.40 years on a straight-line basis.

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company’s ordinary shares and listed shares of comparable companies over a period comparable to the expected term of the options. From March 2011, the volatility was estimated based on the historical volatility of the Company’s share price as the Company has accumulated sufficient history of stock price for a period comparable to the expected term of the options.

(2)	Risk-free rate

Risk-free rate is based on yield of US Treasury bill as of valuation date with maturity date close to the expected term of the options.

12.          SHARE BASED PAYMENTS - continued

(3)	Expected term

The expected term is estimated based on a consideration of factors including the original contractual term and the vesting term.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options. The Group has no plan to pay any dividend in the foreseeable future. Therefore, the Group considers the dividend yield to be zero.

(5)	Exercise price

The exercise price of the options was determined by the Group’s Board of Directors.

(6)	Fair value of underlying ordinary shares

The closing market price of the ordinary shares of the Company as of the grant/modification date was used as the fair value of the ordinary shares on that date.

No options were granted during 2019 to 2021. The estimated fair value of option granted in 2019 is estimated on the date of grant using the Binomial option-pricing model with the following assumptions:

Expected volatility	39.90%
Risk-free interest rate (per annum)	2.13%
Exercise multiples	2.2
Expected dividend yield	0%
Expected term (in years)	10
Fair value of the underlying shares on the date of option grants (in US$)	1.23~1.46